Income taxes - Provision (benefit) for income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Canada	$ 8,773	$ 2,837
Provincial	4,679	1,513
Foreign	(5,491)	(7,620)
Total current income tax expense (benefit)	7,961	(3,270)
Deferred:
Canada	(8,137)	7,919
Provincial	(4,340)	4,224
Foreign	27,156	7,087
Total deferred income tax expense	14,679	19,230
Provision for income taxes	$ 22,640	$ 15,960